Warrant liabilities - Summary of Movement in Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of warranty liabilities [line items]
Balance at January 1	$ 68,668,371
Balance at December 31	44,013,247	$ 68,668,371
Level 3 | Warrant liabilities
Disclosure of warranty liabilities [line items]
Balance at January 1	3,574,885	0
Assumption of warrant upon the Reverse Recapitalization	0	6,186,423
Issuance of warrant	0	585,000
Change in fair value recognized in profit or loss	(3,351,035)	(3,196,538)
Balance at December 31	$ 223,850	$ 3,574,885